Acquisitions - Additional Information (Detail) - USD ($)		6 Months Ended
	Jun. 23, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Date of acquisition		Jun. 23, 2015
Business acquisition, asset acquired	$ 26,800,000
Business acquisition, payment in cash	17,735,000	$ 17,735,000
Business Combination, promissory note	3,000,000
Estimated contingent consideration payable		$ 6,140,000
Maximum
Business Acquisition [Line Items]
Total consideration paid	$ 71,000,000